Leases	12 Months Ended
Dec. 31, 2016
Leases [Abstract]
Leases

NOTE 10 — LEASES

The Company leases certain office buildings and items of equipment under capital and operating lease agreements. All leases generally require the payment of maintenance, repairs, property taxes and insurance costs. See Note 7 — Long-Term Debt and Note 14 — Additional Cash Flow Information for additional information on the Company’s capital lease obligations.

The following table provides a summary of the Company’s commitments relating to non-cancellable operating and capital leases for each of the next five years and thereafter (in thousands):

Year Ending December 31,	Operating (1)	Capital

2017	$31,779	$2,644
2018	24,407	2,523
2019	19,189	2,552
2020	13,964	2,590
2021	9,477	2,628
Thereafter	18,758	23,039
Total minimum future payments	$117,574	35,976
Less: Imputed interest		(10,388)
Total capital lease obligations		25,588
Less: Current portion		(1,185)
Total long-term capital lease obligations		$24,403

(1)	Minimum lease payments have not been reduced by minimum sublease rentals due in the future of $3.8 million.